Share-Based Compensation - Schedule of Stock Options Outstanding and Exercisable by Range of Exercise Price (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Outstanding (shares) | shares	7,063,333	5,963,185	5,334,420	3,764,055
Weighted Average Remaining Contractual Life (years)	2 years 7 months 6 days
Weighted Average Exercise Price (cad per share)	$ 2.72	$ 2.91	$ 3.53	$ 4.08
Number Exercisable (shares) | shares	5,039,604	4,420,482	3,165,679
Weighted Average Exercise Price (cad per share)	$ 2.85	$ 3.01	$ 3.82
$0.54 - $1.79
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Outstanding (shares) | shares	2,015,400
Weighted Average Remaining Contractual Life (years)	3 years 8 months 12 days
Weighted Average Exercise Price (cad per share)	$ 1.75
Number Exercisable (shares) | shares	1,082,629
Weighted Average Exercise Price (cad per share)	$ 1.61
$0.54 - $1.79 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (cad per share)	1.14
$0.54 - $1.79 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (cad per share)	$ 2.00
$1.80 - $3.01
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Outstanding (shares) | shares	1,260,664
Weighted Average Remaining Contractual Life (years)	2 years 4 months 24 days
Weighted Average Exercise Price (cad per share)	$ 2.25
Number Exercisable (shares) | shares	1,063,990
Weighted Average Exercise Price (cad per share)	$ 2.23
$1.80 - $3.01 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (cad per share)	2.01
$1.80 - $3.01 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (cad per share)	$ 2.70
$3.02 - $3.90
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Outstanding (shares) | shares	978,033
Weighted Average Remaining Contractual Life (years)	4 years 1 month 6 days
Weighted Average Exercise Price (cad per share)	$ 2.78
Number Exercisable (shares) | shares	364,165
Weighted Average Exercise Price (cad per share)	$ 2.80
$3.02 - $3.90 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (cad per share)	2.71
$3.02 - $3.90 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (cad per share)	$ 3.11
$3.91 - $7.41
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Outstanding (shares) | shares	2,665,769
Weighted Average Remaining Contractual Life (years)	1 year 6 months
Weighted Average Exercise Price (cad per share)	$ 3.32
Number Exercisable (shares) | shares	2,385,353
Weighted Average Exercise Price (cad per share)	$ 3.30
$3.91 - $7.41 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (cad per share)	3.12
$3.91 - $7.41 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (cad per share)	$ 4.00
$7.42 - $52.63
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Outstanding (shares) | shares	143,467
Weighted Average Remaining Contractual Life (years)	6 months
Weighted Average Exercise Price (cad per share)	$ 9.20
Number Exercisable (shares) | shares	143,467
Weighted Average Exercise Price (cad per share)	$ 9.20
$7.42 - $52.63 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (cad per share)	4.01
$7.42 - $52.63 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (cad per share)	$ 16.53